Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,073	$ 982,227
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,208,126)		$ 982,227

Tax-Exempt Municipal Obligations — 99.6%
Security	Principal Amount (000's omitted)	Value
Education — 6.5%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$ 209,304
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,174,150
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 4.00%, 7/1/45	875	824,845
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	94,237
4.00%, 7/1/44	100	91,125
4.00%, 7/1/49	135	120,019
Erie Higher Education Building Authority, PA, (Gannon University), 5.00%, 5/1/30	390	421,360
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	170,204
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/39	1,200	1,165,884
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	2,000	1,929,100
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,841,052
Pima County Community College District, AZ, 5.00%, 7/1/35	725	801,074
University of California, 5.25%, 5/15/35	3,555	3,739,860
		$ 16,582,214
Electric Utilities — 2.7%
Delaware Municipal Electric Corp., (Beasley Power Station):
4.00%, 7/1/35	$310	$ 319,002
5.00%, 7/1/33	400	457,376
5.00%, 7/1/34	440	501,873
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,047,524
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,081,300
Northern Municipal Power Agency, MN:
5.00%, 1/1/31	200	217,552
5.00%, 1/1/35	170	183,634
5.00%, 1/1/36	160	172,710
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,016,966
		$ 6,997,937
Escrowed/Prerefunded — 6.8%
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$ 1,220,978
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,220,978
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,198,260
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	2,110	2,243,626
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,612,371
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,613,229
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	1,085	1,173,146
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,026,610
		$ 17,309,198
General Obligations — 14.5%
California, 5.00%, 4/1/35	$2,125	$ 2,217,480
Chicago Board of Education, IL:
5.00%, 12/1/42	260	260,026
5.00%, 12/1/44	1,405	1,430,360
Chicago, IL:
5.00%, 1/1/39	1,400	1,446,130
5.00%, 1/1/44	1,490	1,526,445
Connecticut, 5.00%, 9/15/31	600	693,342
District of Columbia, 5.00%, 6/1/37(2)	7,000	7,575,400
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,049,930
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	541,778
Illinois:
4.00%, 6/1/33	1,000	976,600
4.00%, 11/1/40	1,000	929,830
5.00%, 5/1/35	2,000	2,029,080

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.50%, 5/1/39	$205	$ 220,020
5.50%, 3/1/42	2,300	2,500,905
5.75%, 5/1/45	210	228,722
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,657,114
New York, NY:
4.00%, 8/1/40	2,330	2,309,496
4.00%, 8/1/40(2)	4,275	4,237,380
4.00%, 8/1/42	375	368,475
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,163,538
University of Connecticut, 5.00%, 2/15/32	650	673,212
		$ 37,035,263
Hospital — 15.1%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$1,000	$ 1,055,270
5.00%, 4/1/52	4,000	4,201,320
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,775,057
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,300	2,373,623
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,036,900
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,210,513
Colorado Health Facilities Authority, (Craig Hospital), 5.00%, 12/1/47	1,835	1,938,843
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,066,840
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,897,775
5.00%, 6/1/37	1,000	1,042,970
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	500	449,740
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,118,560
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,500	2,594,300
Ohio, (University Hospitals Health System, Inc.):
4.00%, 1/15/38	2,000	1,974,780
5.00%, 1/15/36	2,500	2,608,875
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(2)	$5,000	$ 5,209,650
		$ 38,555,016
Housing — 1.2%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,085,388
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	509,835
5.00%, 7/1/42	1,250	1,264,812
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 3,145,035
Insured - Education — 1.2%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$ 1,058,224
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	1,992,760
		$ 3,050,984
Insured - Electric Utilities — 1.8%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,296,355
Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33	2,790	2,263,890
		$ 4,560,245
Insured - General Obligations — 1.3%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 144,443
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	532,578
McCook, IL:
(AGM), 4.00%, 12/1/29	240	255,201
(AGM), 4.00%, 12/1/30	200	210,032
(AGM), 4.00%, 12/1/33	500	514,830
(AGM), 4.00%, 12/1/34	190	195,271
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,519,080
		$ 3,371,435
Insured - Lease Revenue/Certificates of Participation — 2.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,141,535
		$ 6,141,535

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 2.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 5,822,792
		$ 5,822,792
Insured - Special Tax Revenue — 4.3%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,714,480
(NPFG), 5.50%, 1/1/30	2,565	2,991,944
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,165,868
		$ 10,872,292
Insured - Transportation — 9.1%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,011,920
(AGM), 5.125%, 1/1/31	1,000	1,012,130
(AGM), 5.25%, 1/1/32	785	794,561
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,080,041
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	1,195	1,108,745
Green Bonds, (AGM), 5.00%, 11/15/41	1,500	1,594,770
Green Bonds, (AGM), 5.00%, 11/15/44	1,675	1,773,959
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,892,990
		$ 23,269,116
Insured - Water and Sewer — 0.8%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 680,172
(AGM), 5.00%, 7/1/33	565	586,159
(AGM), 5.00%, 7/1/35	280	290,102
(AGM), 5.00%, 7/1/37	565	584,724
		$ 2,141,157
Lease Revenue/Certificates of Participation — 2.9%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,155	$ 1,114,610
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/34	500	500,820
4.00%, 6/15/35	400	399,644
4.00%, 6/15/38	600	591,270
4.00%, 6/15/39	650	636,421
4.00%, 6/15/40	700	672,224
4.00%, 6/15/46	315	290,603
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction): (continued)
5.00%, 6/15/37	$3,000	$ 3,152,880
		$ 7,358,472
Other Revenue — 0.8%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$ 216,000
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	925,706
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	1,000	962,950
		$ 2,104,656
Senior Living/Life Care — 5.8%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(1)	$140	$ 128,741
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	940,550
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	244,269
5.625%, 7/1/46(1)	360	337,734
5.75%, 7/1/54(1)	775	725,694
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52(4)	1,000	1,002,061
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,094,331
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/41	840	749,591
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/36	2,240	1,949,920
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,101,801
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,710,472
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/38	445	371,749
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/32(1)	1,575	1,655,089
5.00%, 1/1/38(1)	2,325	2,422,255
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	238,118
		$ 14,672,375
Special Tax Revenue — 4.9%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$ 3,521,070

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	$1,200	$ 1,268,316
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	100,851
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	990	989,881
5.00%, 5/1/42	4,400	4,684,636
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/45	1,000	976,780
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	994,120
		$ 12,535,654
Transportation — 8.9%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$ 1,636,227
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,100	1,137,620
5.25%, 11/1/31	1,455	1,503,510
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,121,263
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/37	500	495,740
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,746,725
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/38	2,750	2,709,987
4.00%, 6/15/40	1,665	1,598,933
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/25	1,000	893,710
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,616,236
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/40	3,000	2,828,220
4.00%, 12/1/41	500	469,380
4.00%, 12/1/42	2,400	2,232,240
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	275	253,231
4.00%, 12/31/38	510	465,477
4.00%, 12/31/39	265	240,437
5.00%, 12/31/35	355	368,898
Texas Transportation Commission, 0.00%, 8/1/40	1,000	423,660
		$ 22,741,494
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 6.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(2)	$6,990	$ 7,627,068
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	3,976,120
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/51	4,000	4,494,160
		$ 16,097,348
Total Tax-Exempt Municipal Obligations (identified cost $257,691,349)		$254,364,218
Total Investments — 100.0% (identified cost $258,899,475)		$255,346,445
Other Assets, Less Liabilities — (0.0)%(5)		$ (81,938)
Net Assets — 100.0%		$255,264,507
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $5,961,205 or 2.3% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(4)	When-issued security.
(5)	Amount is less than (0.05)%.
At June 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	15.7%
California	11.8%
Others, representing less than 10% individually	72.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.6% of total investments.

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at June 30, 2022.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 982,227	$ —	$ 982,227
Tax-Exempt Municipal Obligations	—	254,364,218	—	254,364,218
Total Investments	$ —	$255,346,445	$ —	$255,346,445
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.